4. Net Loss Per Share (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Antidilutive securities excluded from computation per share	2,000	2,000	2,000
Weighted-average exercise prices	$ 51.00	$ 51.00	$ 51.00
Warrants
Antidilutive securities excluded from computation per share	231,000	335,407	335,407
Weighted-average exercise prices	$ 75.00	$ 59.44	$ 59.44